SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross property and equipment			$ 1,981	$ 3,179
Accumulated depreciation and amortization			(1,816)	(2,811)
Property and equipment, net		$ 99	$ 165	368
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment			$ 363	891
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			5 years
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment			$ 1,377	1,386
Estimated Useful Life			3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment			$ 189	181
Estimated Useful Life			5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	[1]		$ 52	$ 721

[1]	Lesser of remaining lease term or estimated useful life